COMMITMENTS (Detail Textuals 3) (Standby Equity Distribution Agreement, Restricted Stock, USD $)	0 Months Ended	1 Months Ended
	Mar. 04, 2011	Jun. 21, 2011
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Number of restricted shares issued	176,471	67,745
Commitment fee	$ 150,000
Minimum
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Commitment amount		5,000,000
Maximum
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Commitment amount		10,000,000